DERIVATIVE LIABILITY (Details 4) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 30, 2013
Strike price		$ 0.88	$ 1.027
Share Purchase Warrants[Member]
Dividend yield (per share)	0.00%		0.00%	0.00%	0.00%
Strike price	$ 1.52		$ 5.84
Volatility (annual)	155.00%		159.00%		199.00%
Risk free Rate	1.37%		0.65%
Contractual term (years)	4 years 10 months 6 days		3 years 9 months 29 days
Maximum [Member] | Share Purchase Warrants[Member]
Volatility (annual)				19068.00%
Risk free Rate				1.10%		0.78%
Contractual term (years)				3 years 6 months 11 days		2 years 9 months 11 days
Minimum [Member] | Share Purchase Warrants[Member]
Volatility (annual)				155.90%
Risk free Rate				0.25%	0.13%
Contractual term (years)				1 year 2 months 19 days	10 months 6 days